OTHER RECEIVABLES, NET - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ 224,756	$ (30,792)	¥ 1,392,516
Third Parties
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ (224,756)	$ (30,792)		¥ (1,194,586)